LEASES - Schedule of Lease Liabilities Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of leases [Abstract]
Current	$ 29,736	$ 47,852
Non-current	87,887	70,884
TOTAL	$ 117,623	$ 118,736	$ 135,138